Net Income Per Common Share	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Net Income Per Common Share

NOTE 11:	NET INCOME PER COMMON SHARE

Basic net income per common share is computed by dividing net income by the weighted average number of common shares outstanding during the periods. Diluted net income per common share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the periods. Common equivalent shares consist of stock options, unvested restricted shares, and outstanding warrants that are computed using the treasury stock method. Antidilutive stock awards consist of stock options that would have been antidilutive in the application of the treasury stock method.

	Three months ended	Three months ended
	September 30, 2019	September 30, 2018

Numerator:
Net income (loss)	$(3,196,401)	$2,618,334

Denominator:
Weighted average common shares outstanding	9,857,162	6,266,468
Effect of dilutive shares	-	1,334,503
Diluted	9,857,162	7,600,971

Net income per common share:
Basic	$(0.32)	$0.42
Diluted	$(0.32)	$0.34

For the three months ended September 30, 2019 and 2018 stock options to purchase approximately 320,740 and approximately 90,521 shares, respectively, were excluded from the computation of diluted net income per common share because the exercise price of the stock options was greater than the average market price of the common shares or the effect of inclusion of such amounts would be anti-dilutive to net income per common share. For the three months ended September 30, 2019 and 2018, approximately 489,973 and zero, respectively, restricted shares that were issued but not yet vested were excluded from the computation of diluted net income per common share.

	Nine months ended	Nine months ended
	September 30, 2019	September 30, 2018

Numerator:
Net income (loss)	$4,027,330	$(5,034,538)

Denominator:
Weighted average common shares outstanding	8,853,850	6,126,544
Effect of dilutive shares	753,598	-
Diluted	9,607,448	6,126,544

Net income per common share:
Basic	$0.45	$(0.82)
Diluted	$0.42	$(0.82)

For the nine months ended September 30, 2019 and 2018 stock options to purchase 252,135 and 78,529 shares, respectively, were excluded from the computation of diluted net income per common share because the exercise price of the stock options was greater than the average market price of the common shares or the effect of inclusion of such amounts would be anti-dilutive to net income per common share. For the nine months ended September 30, 2019 and 2018, zero and 102,981, respectively, restricted shares that were issued but not yet vested were excluded from the computation of diluted net income per common share.